CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 235,369	$ 271,894
Short-term deposits	916,541	946,351
Trade accounts receivable	222,795	211,932
Inventories	256,855	268,295
Other current assets	78,062	61,817
Total current assets	1,709,622	1,760,289
PROPERTY AND EQUIPMENT, NET	1,463,056	1,286,622
INTANGIBLE ASSETS, NET	1,530	3,196
GOODWILL	7,000	7,000
OTHER LONG-TERM ASSETS, NET	141,082	23,378
TOTAL ASSETS	3,322,290	3,080,485
CURRENT LIABILITIES
Current maturities of long-term debt	28,112	48,376
Trade accounts payable	123,915	130,624
Deferred revenue and customers' advances	25,581	21,655
Employee related liabilities	70,299	65,199
Other current liabilities	15,840	19,210
Total current liabilities	263,747	285,064
LONG-TERM DEBT	133,406	132,437
LONG-TERM CUSTOMERS' ADVANCES	1,932	7,690
EMPLOYEE RELATED LIABILITIES	6,448	4,985
OTHER LONG-TERM LIABILITIES	12,174	10,129
TOTAL LIABILITIES	417,707	440,305
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2025 and 2024 and 112,621 and 112,534 issued and outstanding, respectively, as of December 31, 2025 and 111,637 and 111,550 issued and outstanding, respectively, as of December 31, 2024	450,905	446,562
Additional paid-in capital	1,373,643	1,377,986
Cumulative stock based compensation	274,319	236,551
Accumulated other comprehensive loss	(66,457)	(74,188)
Retained earnings	895,949	675,479
TOTAL SHAREHOLDERS' EQUITY, GROSS	2,928,359	2,662,390
Treasury stock, at cost - 87 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	2,919,287	2,653,318
Non-controlling interest	(14,704)	(13,138)
TOTAL SHAREHOLDERS' EQUITY	2,904,583	2,640,180
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,322,290	$ 3,080,485